Borrowings - Summary of Borrowings (Detail)	6 Months Ended
	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)
Disclosure of detailed information about borrowings [line items]
Nominal value	€ 2,183,000,000
Arrangement fees	(34,000,000)
Accrued interest	35,000,000
Borrowings	2,184,000,000		€ 2,127,000,000		€ 2,468,000,000
Non-current	2,054,000,000		2,021,000,000
Current	€ 130,000,000		106,000,000
Constellium N.V. senior unsecured notes (Issued May 2014, due 2024) [member]
Disclosure of detailed information about borrowings [line items]
Nominal rate	5.75%
Effective rate	6.26%	6.26%
Nominal value	€ 343,000,000	$ 400,000,000
Arrangement fees	(4,000,000)
Accrued interest	2,000,000
Borrowings	€ 341,000,000		332,000,000
Constellium N.V. senior unsecured notes (Issued May 2014, due 2021) [member]
Disclosure of detailed information about borrowings [line items]
Nominal rate	4.63%
Effective rate	5.16%	5.16%
Nominal value	€ 300,000,000
Arrangement fees	(3,000,000)
Accrued interest	2,000,000
Borrowings	€ 299,000,000		298,000,000
Constellium N.V. Senior Unsecured Notes (Issued February 2017, due 2025) [member]
Disclosure of detailed information about borrowings [line items]
Nominal rate	6.63%
Effective rate	7.13%	7.13%
Nominal value	€ 558,000,000	$ 650,000,000
Arrangement fees	(12,000,000)
Accrued interest	12,000,000
Borrowings	€ 558,000,000		541,000,000
Constellium N.V. USD Senior Unsecured Notes (Issued November 2017, due 2026) [member]
Disclosure of detailed information about borrowings [line items]
Nominal rate	5.88%
Effective rate	6.26%	6.26%
Nominal value	€ 429,000,000	$ 500,000,000
Arrangement fees	(8,000,000)
Accrued interest	10,000,000
Borrowings	€ 431,000,000		413,000,000
Constellium N.V. EURO Senior Unsecured Notes (Issued November 2017, due 2026) [member]
Disclosure of detailed information about borrowings [line items]
Nominal rate	4.25%
Effective rate	4.57%	4.57%
Nominal value	€ 400,000,000
Arrangement fees	(7,000,000)
Accrued interest	6,000,000
Borrowings	399,000,000		395,000,000
Other loans [member]
Disclosure of detailed information about borrowings [line items]
Nominal value	76,000,000
Accrued interest	3,000,000
Borrowings	€ 79,000,000		€ 83,000,000
Pan US ABL facility (due 2022) [member]
Disclosure of detailed information about borrowings [line items]
Nominal rate	Floating
Effective rate	4.32%	4.32%
Nominal value	€ 77,000,000	$ 90,000,000
Borrowings	€ 77,000,000			$ 65,000,000
Secured inventory based facility (due 2019) [member]
Disclosure of detailed information about borrowings [line items]
Nominal rate	Floating
Unsecured revolving credit facilities (due 2021) [member]
Disclosure of detailed information about borrowings [line items]
Nominal rate	Floating